Share based compensation - Fair Value of Equity Settled Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Nov. 30, 2023
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future volatility	45.00%	59.00%	76.00%
Share price at valuation date (in dollars per share)				$ 6.07	$ 6.19
Expected dividend rate	0.00%	0.00%	0.00%
Risk-free rate, minimum	3.80%	4.30%	3.40%
Risk-free rate, maximum	4.00%	4.80%	3.50%
Expected life after vesting	3 years	3 years 3 months 18 days	3 years 6 months
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future volatility	52.00%		81.00%
Share price at valuation date (in dollars per share)	$ 6.81		$ 3.96
Expected dividend rate	6.20%		0.00%
Risk-free rate	4.23%		3.54%